GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Dec. 31, 2018
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSE
GENERAL AND ADMINISTRATIVE EXPENSE
The components of general and administrative expense are as follows:

(US$ Millions) Years ended Dec. 31,	2018	2017	2016
Transaction costs	$413	$72	$80
Employee compensation and benefits	247	199	171
Management fees	144	168	175
Other	228	175	143
Total general and administrative expense	$1,032	$614	$569